SCHEDULE OF FUTURE DEBT MATURITIES (Details) - USD ($) $ in Thousands		Jun. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
2024		$ 938
2025		3,750	938
2026		80,620	3,750
2026			91,809
Total		85,308	96,497
Less: Estimated interest paid-in-kind		(6,606)	(20,305)
Total debt		78,702	76,192
Less: Unamortized debt issuance costs, noncurrent		(56,330)	(56,950)
Total carrying amount		22,372	19,242
Less: Current portion of debt		(22,372)	(19,242)
Total long-term debt
2023	[1]

[1]	Represents scheduled payments for the remaining six-month period ending December 31, 2023